Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Mar. 28, 2022	Oct. 20, 2021	Mar. 18, 2022	Feb. 22, 2022
Subsequent Events (Details) [Line Items]
Deposit	$ 736,000
Deposit returned	$ 101,406
Aggregate shares	633,792
Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares	633,792
Nukkleus [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of ordinary shares				66.00%
Brilliant [Member]
Subsequent Events (Details) [Line Items]
Deposit			$ 634,594
Price per share			$ 0.16
Brilliant [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of ordinary shares				34.00%
Deposit			$ 634,594
Price per share			$ 0.16
Sponsor [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Deposit			$ 736,000
Deposit returned	$ 101,406
Jacobi agreement [Member]
Subsequent Events (Details) [Line Items]
Acquire to issued and outstanding percentage		5.00%
Consideration of shares		20,000,000